Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets of the Company were mainly as follows:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Cost:
Trademark	482	469
License	3,530	-
Dealership	31,717	-
Total cost	35,729	469
Less: Accumulated amortization	(21,058)	(375)
Intangible assets, net	14,671	94

Schedule of Annual Estimated Amortization Expense for Intangible Assets

The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2027	2028	2029	2030	2031
Amortization expenses	37	22	7	7	7